Form 13F Cover Page

Filing for Quarter-Ending: December 31, 2011

Check here if Amendment: ( )
      Amendment Number:
      This Amendment: ( ) is a reinstatement
                      ( ) adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Croft-Leominster, Inc.
Address:    300 Water Street, 4th floor
            Baltimore, MD 21202

Form 13-F File Number: 28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       Carla Prescimone
Title:      Assistant Vice President
Phone:      410-576-0100

Signature, Place, and Date of Signing:

Baltimore, Maryland
Signature City, State Date

Report Type (Check only one):

(X) 13F Holdings Report Check here if all holdings of this reporting manager are reported in this report.

( ) 13F Notice Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

( ) 13F Combination Report Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        none
                                          -----------
Form 13F Information Table Entry Total:   170
                                          -----------
Form 13F Information Table Value Total:   $593.35
                                          -----------
                                          (thousands)

*NOTE: Unless Otherwise Indicated

ITEM 6: Investment Discretion:               SOLE
ITEM 7: Voting Authority:                    NONE

SECURITY NAME                           TITLE of CLASS     CUSIP     MARKET VALUE       QUANITY
-------------                           --------------     -----     ------------       -------
ABB Ltd                                 SPONSORED ADR    000375204        $6.8942       366,130
Aberdeen Asia Pacific Incom                  COM         003009107        $0.1019        13,900
Acuity Brands Inc                            COM         00508y102        $0.3212         6,060
Adtran Inc                                   COM         00738a106        $4.8320       160,212
Advanced Auto Parts Inc                      COM         00751Y106        $3.6049        51,772
Albemarle Corp                               COM         012653101        $6.2090       120,540
AllianceBernstein Gbl Hgh In                 COM         01879R106        $0.1757        12,400
Allied Nevada Gold Corp                      COM         019344100        $8.9786       296,520
Allstate Corp                                COM         020002101        $8.5209       310,869
Altera Corp                                  COM         021441100        $7.4046       199,584
Ameren Corporation                            COM        023608102        $0.2990         9,026
Apple Inc                                    COM         037833100        $5.2553        12,976
Applied Materials Inc                        COM         038222105        $2.1554       201,253
Arbitron Inc                                 COM         03875Q108        $4.8663       141,420
AUTHENTEC INC                                COM         052660107        $0.0998        31,100
Avanir Pharmaceuticals Inc                 CL A NEW      05348P401        $0.1316        64,200
Bank of America Corp                          COM        060505104        $2.6454       475,794
Baxter Intl Inc                              COM         071813109        $4.0813        82,483
Berkshire Hathaway - CL A                    CL A        084670108        $0.6885             6
Berkshire Hathaway Inc Del                 CL B NEW      084670702        $2.8493        37,343
Brocade Communications Sys                 COM NEW       111621306        $0.0571        11,000
BROOKFIELD RESIDENTIAL PPTYS                 COM         11283w104        $0.2117        27,100
Caterpillar Inc                               COM        149123101        $7.3881        81,546
CENTURYLINK INC                              COM         156700106        $5.6385       151,573
Cepheid                                      COM         15670R107        $0.3906        11,350
Chevron Corp New                             COM         166764100        $0.4183         3,931
CIENA CORP                                 COM NEW       171779309        $0.2445        20,210
CITIGROUP INC                              COM NEW       172967424        $7.5970       288,751
Clean Energy Fuels Corp                      COM         184499101        $0.1548        12,425
Cloud Peak Energy Inc                        COM         18911q102        $3.7504       194,119
Collective Brands Inc                        COM         19421w100        $0.2156        15,000
COLONY FINL INC                              COM         19624r106        $0.2388        15,200
Connecticut Wtr Svc Inc                      COM         207797101        $0.4679        17,245
Corning Inc                                  COM         219350105        $3.6805       283,552
DTS Inc                                      COM         23335C101        $3.8450       141,152
Deere & Co                                   COM         244199105       $10.0499       129,927
Deltic Timber Corp                           COM         247850100        $0.4982         8,250
DIGIMARC CORP NEW                            COM         25381b101        $0.2507        10,495
Digitalglobe Inc                           COM NEW       25389m877        $0.1891        11,050
Edwards Lifesciences Corporati               COM         28176E108        $7.3093       103,385
Enterprise Prods Partners LP                 COM         293792107        $0.3291         7,096
EXELIS INC                                   COM         30162a108        $1.8409       203,418
Exxon Mobil Corp                              COM        30231G102        $0.5312         6,267
FEI Co                                       COM         30241L109        $0.4098        10,050
FMC Corp                                    COM NEW      302491303       $19.0883       221,854
FX ENERGY INC                                COM         302695101        $0.0830        17,300
Federal Mogul Corp                           COM         313549404        $0.2286        15,500
First Majestic Silver Corp                   COM         32076v103        $5.2093       309,342
FirstEnergy Corp                              COM        337932107        $1.4407        32,521
Flowserve Corp                               COM         34354P105        $7.0101        70,581
Franklin Resources Inc                        COM        354613101        $0.9697        10,095
Freeport McMoran Copper & Gold               COM         35671D857       $12.0305       327,005
Gabelli Divd & Income Tr                     COM         36242H104        $0.2005        13,000
General Cable Corp Del New                   COM         369300108        $7.3350       293,283
General Electric Co                           COM        369604103       $10.0141       559,135
General Mills Inc                             COM        370334104        $0.4851        12,005
General Moly Inc                             COM         370373102        $0.0581        18,800
Genomic Health Inc                           COM         37244c101        $4.8085       189,384
Georesources Inc                             COM         372476101        $3.6096       123,152
Gibraltar Inds Inc                           COM         374689107        $0.3284        23,525
Goodrich Pete Corp                         COM NEW       382410405        $0.2142        15,600
Gran Tierra Energy Inc                       COM         38500t101        $1.3696       285,336
Honeywell Intl Inc                            COM        438516106       $12.2368       225,148
Horace Mann Educators Corp N                 COM         440327104        $0.1508        11,000
HYPERDYNAMICS CORP                           COM         448954107        $0.0735        30,000
ITT Corp                                     COM         450911201        $1.6734        86,568
IMMERSION CORP                               COM         452521107        $0.1797        34,700
International Business Machs                 COM         459200101        $0.6390         3,475
Intl Paper Co                                COM         460146103        $7.0700       238,852
Ishares Inc                             MSCI AUSTRALIA   464286103        $0.2201        10,268
iShares Inc                              MSCI BRAZIL     464286400        $0.2181         3,800
Isis Pharmaceuticals Inc                     COM         464330109        $0.2314        32,100
Jacobs Engr Group Inc Del                    COM         469814107        $3.7952        93,523
Johnson & Johnson                             COM        478160104       $13.6936       208,807
Kansas City Southern                        COM NEW      485170302        $1.0613        15,605
Laboratory Corp Amer Hldgs                 COM NEW       50540R409        $0.4079         4,745
LAYNE CHRISTENSEN CO                         COM         521050104        $0.2115         8,740
Lennar Corp                                  CL A        526057104        $4.1120       209,260
Lexicon Pharmaceuticals Inc                  COM         528872104        $0.0762        59,100
LIBERTY MEDIA CORPORATION               LIB CAP COM A    530322106        $3.1919        40,895
Liveperson Inc                               COM         538146101        $0.1952        15,550
LOGMEIN INC                                  COM         54142l109        $0.2467         6,400
Lowe's Companies                              COM        548661107       $14.2763       562,501
MDC PARTNERS INC                         CL A SUB VTG    552697104        $0.1643        12,150
MYR GROUP INC DEL                            COM         55405w104        $0.2161        11,290
Magellan Midstream Prtnrs LP            COM UNIT RP LP   559080106        $0.4159         6,038
Markel Corporation                            COM        570535104        $0.5154         1,243
Marsh & McLennan Cos                          COM        571748102        $8.7875       277,908
McDonald's Corp.                              COM        580135101        $2.2559        22,485
Merck & Co Inc New                           COM         58933y105       $11.5165       305,478
Metlife Inc                                  COM         59156R108       $10.0946       323,754
Monotype Imaging Holdings Inc                COM         61022p100        $0.4178        26,800
Monsanto Co New                              COM         61166W101        $7.7165       110,126
MOSAIC CO NEW                                COM         61945c103        $5.6305       111,650
NCI Building Sys Inc                       COM NEW       628852204        $0.1558        14,330
National Amern Univ Hldgs Inc                COM         63245q105        $0.2274        30,000
Nextera Energy Inc                           COM         65339f101        $4.3636        71,675
Norfolk Southern Corp                        COM         655844108        $7.1225        97,756
Nymox Pharmaceutical Corp                    COM         67076p102        $0.1808        22,000
OCZ TECHNOLOGY GROUP INC                     COM         67086e303        $0.1851        28,000
Oasis Pete Inc New                           COM         674215108        $0.2036         7,000
Oilsands Quest Inc                           COM         678046103        $0.0048        27,087
PG&E Corp                                     COM        69331C108        $1.4490        35,153
PNC Finl Svcs Group Inc                      COM         693475105        $7.3687       127,774
Pepsico Inc                                  COM         713448108        $0.3114         4,693
Peregrine Pharmaceuticals Inc              COM NEW       713661304        $0.0614        59,600
Petroleum Dev Corp                           COM         716578109        $1.8428        52,486
Pfizer Inc                                    COM        717081103       $12.4551       575,560
Philip Morris Intl Inc                       COM         718172109       $15.3637       195,766
Pinnacle West Capital Corp                   COM         723484101        $1.0064        20,889
Plantronics Inc New                          COM         727493108        $0.3136         8,800
Plum Creek Timber Co Inc                     COM         729251108        $6.5181       178,286
Points Intl Ltd                            COM NEW       730843208        $0.1041        13,100
Potash Corp Sask Inc                         COM         73755L107        $4.4575       107,983
Power Integrations Inc                       COM         739276103        $4.8063       144,942
Powersecure Intl Inc                         COM         73936n105        $0.1657        33,470
Price T Rowe Group Inc                       COM         74144T108       $11.7386       206,122
Princeton Review Inc                         COM         742352107        $0.0029        30,000
Procera Networks Inc                       COM NEW       74269u203        $0.3319        21,300
Procter & Gamble                              COM        742718109       $12.9731       194,470
PROLOR BIOTECH INC                           COM         74344f106        $0.0897        21,000
Prudential Financial Inc.                     COM        744320102        $9.8989       197,503
QEP Res Inc                                  COM         74733v100        $1.0675        36,435
Qualcomm Inc                                 COM         747525103        $6.5726       120,157
Rayonier Inc                                 COM         754907103        $0.5478        12,275
REGIS CORP MINN                              COM         758932107        $0.2698        16,300
Rovi Corp                                    COM         779376102        $2.2943        93,340
Royal Dutch Shell Plc                    SPONS ADR A     780259206        $3.4849        47,680
Stec Inc                                     COM         784774101        $0.0876        10,200
Sandridge Energy Inc                         COM         80007P307        $2.9585       362,558
SEALED AIR CORP NEW                          COM         81211K100        $3.2963       191,535
SOURCEFIRE INC                               COM         83616t108        $0.3756        11,600
Sprott Physical Gold Trust                   UNIT        85207h104        $0.8109        58,763
Starwood Ppty Tr Inc                         COM         85571b105        $0.3147        17,000
Stryker Corp                                 COM         863667101        $4.6948        94,443
Synaptics Inc                                COM         87157d109        $0.4809        15,950
Templeton Emerg Mkts Income                  COM         880192109        $0.2017        12,952
Texas Pac LD TR                        SUB CTF PROP I T  882610108        $0.3052         7,500
Thompson Creek Metals Co Inc                 COM         884768102        $0.5243        75,330
3M Co.                                        COM        88579Y101        $7.8981        96,636
TITAN INTL INC ILL                           COM         88830m102        $0.2346        12,055
Tortoise North Amrn Enrgy Co                 COM         89147T103        $0.4280        17,498
TRIMBLE NAVIGATION LTD                       COM         896239100        $5.1796       119,346
Twin Disc Inc                                COM         901476101        $0.5853        16,115
Ultra Petroleum Corp                         COM         903914109        $4.7116       159,016
Unilever N V                              NY SHS NEW     904784709        $0.3192         9,287
United Parcel Service Inc                    CL B        911312106        $0.2166         2,959
US Gold Corporation                     COM PAR $0.10    912023207        $0.1865        55,500
United Technologies                          COM         913017109       $10.0853       137,984
UnitedHealth Group Inc                       COM         91324P102        $4.5963        90,692
Universal Display Corp                       COM         91347P105        $0.2917         7,950
Valmont Inds Inc                             COM         920253101       $10.4430       115,024
Vanguard Bd Index Fd Inc                SHORT TRM BOND   921937827        $0.3232         3,998
Varian Medical Systems, Inc.                  COM        92220P105        $0.5881         8,760
Vishay Precision Group Inc                   COM         92835k103        $0.2125        13,300
VISTEON CORP                               COM NEW       92839u206        $0.2512         5,030
Vitran Corp Inc                              COM         92850E107        $0.2575        44,700
VIVUS INC                                    COM         928551100        $0.1073        11,000
Waddell & Reed Financial - A                 CL A        930059100        $0.9661        39,004
Western Asset Worldwide Inco                 COM         957668106        $0.1723        12,500
Weyerhaeuser Co                              COM         962166104       $16.8633       903,228
Williams Cos Inc.                             COM        969457100       $16.1783       489,954
Windstream Corp                              COM         97381W104        $0.1379        11,744
XYLEM INC                                    COM         98419m100        $5.9829       232,890
Yamana Gold Inc                              COM         98462y100        $8.1253       553,118
Zix Corp                                     COM         98974P100        $0.1012        35,900
Invesco Ltd                                  SHS         G491BT108       $13.2139       657,733
Ace Ltd                                      SHS         H0023R105       $20.2971       289,462
Foster Wheeler Ag                            COM         H27178104        $7.3084       381,840
Tyco International Ltd                       SHS         H89128104       $13.1045       280,551

                                                                        $593.3533    18,530,594